UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [ X  ]; Amendment Number: 1
This Amendment (Check only one.): [  X  ] is a restatement.
                                  [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Dimitri Kuriloff
Title:	Senior Vice President
Phone:	212-320-2000
Signature, Place, and Date of Signing:

Dimitri Kuriloff	New York, New York   September  8, 1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

No. 13F File Number	Name































Capital Management Associates
FORM 13F
June 30, 1999

                                                                                          Voting Authority
                                                                                          --------------------------
                                                           Value  Shares/   Sh/Put/ InvstmOther
Name of Issuer                       Title oCUSIP          (x$1000Prn Amt   PrnCall DscretManagers       Sole      SharedNone
------------------------------       ----------------      ---------------  ------- ------------------   --------  --------------
APACHE CORP.                         COM    037411105        21789    558700SH      Sole                     558700
APPLIED MATLS INC COM                COM    038222105         8813    119300SH      Sole                     119300
AVISTA CORP.                         COM    05379B107        13912    856100SH      Sole                     856100
BARD (C.R.) INC.                     COM    067383109        16177    338350SH      Sole                     338350
BMC SOFTWARE INC                     COM    055921100         7004    129700SH      Sole                     129700
BOWATER INC.                         COM    102183100         9963    210300SH      Sole                     210300
BRINKER INTERNATIONAL INC            COM    109641100        15473    562650SH      Sole                     562650
CHIRON CORP.                         COM    170040109        13949    672250SH      Sole                     672250
CMS ENERGY CORP                      COM    125896100        16172    386200SH      Sole                     386200
COMVERSE TECHNOLOGY INC.             COM    205862402        10108    133875SH      Sole                     133875
COOPER CAMERON CORP                  COM    216640102        16341    440900SH      Sole                     440900
DEERE & CO                           COM    244199105        16147    412050SH      Sole                     412050
DELUXE CORP                          COM    248019101        20427    526300SH      Sole                     526300
ELECTRONIC ARTS INC                  COM    285512109        17817    328422SH      Sole                     328422
FIRST TENNESSEE NATL CORP.           COM    337162101        15714    410150SH      Sole                     410150
FOOD LION INC. - CL A                COM    344775200        14126   1189550SH      Sole                    1189550
HALLIBURTON CO                       COM    406216101        17537    387550SH      Sole                     387550
HANNA M A CO                         COM    410522106        18447   1122230SH      Sole                    1122230
HARCOURT GENERAL INC.                COM    41163g101         9137    177200SH      Sole                     177200
HELIX TECHNOLOGY CORP                COM    423319102        16845    703700SH      Sole                     703700
HOUGHTON MIFFLIN CO.                 COM    441560109         8669    184200SH      Sole                     184200
IDACORP INC.                         COM    451107106        15215    483017SH      Sole                     483017
IVAX CORP                            COM    465823102        18118   1282700SH      Sole                    1282700
KLA-TENCOR CORP                      COM    482480100         7423    114425SH      Sole                     114425
LEGATO SYSTEMS                       COM    524651106        10499    181800SH      Sole                     181800
LSI LOGIC CORP                       COM    502161102        16121    349500SH      Sole                     349500
MCCORMICK & CO-NON VTG SHRS          COM    579780206        16472    521900SH      Sole                     521900
OFFICE DEPOT                         COM    676220106        17975    814725SH      Sole                     814725
OUTDOOR SYSTEMS INC.                 COM    690057104        20378    558300SH      Sole                     558300
SANDISK CORP                         COM    80004C101         5303    117850SH      Sole                     117850
SEMPRA ENERGY                        COM    816851109        17075    754711SH      Sole                     754711
SOUTHWEST AIRLINES                   COM    844741108        15950    512450SH      Sole                     512450
STEWART ENTERPRISES                  COM    860370105        16259   1116500SH      Sole                    1116500
SUMMIT BANCORP                       COM    866005101        18214    435600SH      Sole                     435600
TERADYNE INC                         COM    880770102         6282     87550SH      Sole                      87550
TEXAS INDUSTRIES INC.                COM    882491103        22322    576050SH      Sole                     576050
U S WEST INC                         COM    91273H101        16664    283650SH      Sole                     283650
UNION CARBIDE                        COM    905581104        15975    327700SH      Sole                     327700
UNOCAL CORP                          COM    915289102        17554    443000SH      Sole                     443000
WEYERHAEUSER CO.                     COM    962166104         8064    117300SH      Sole                     117300
WILLIAMS COS INC.                    COM    969457100        15910    373800SH      Sole                     373800
